Annual Total Returns- Federated Hermes Core Bond Fund (Class A IS Shares) [BarChart] - Class A IS Shares - Federated Hermes Core Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.91%	3.47%	(1.89%)	5.11%	1.50%	2.41%	2.47%	0.92%	5.33%	8.05%